Related Parties and Party-In-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net fees paid by the plan for administrative expenses	$ 286,714	$ 249,785
Total investments, at fair value	1,268,491,982	1,115,165,345
Dividends	$ 13,930,125	$ 11,395,357
Webster Financial Corporation common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1,463,237	1,549,618
Total investments, at fair value	$ 92,103,230	$ 85,576,606
Dividends	2,360,120	2,598,379
Fidelity Investments, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net fees paid by the plan for administrative expenses	$ 286,714	$ 211,685